Suppliers (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Carrying amount of financial liabilities
Financial liabilities	R$ 1,883,100
Suppliers subject to finance arrangement (days after invoice date)	355 days
Non-cash changes in the carrying amount of financial liabilities subject to supplier finance arrangements	R$ 0
Bottom of range [member]
Carrying amount of financial liabilities
Comparable suppliers (days after invoice)	45 days
Top of range [member]
Carrying amount of financial liabilities
Comparable suppliers (days after invoice)	90 days
Financial liabilities that are part of supplier finance arrangements [member]
Carrying amount of financial liabilities
Financial liabilities	R$ 302,608	R$ 263,948
Financial liabilities that are part of supplier finance arrangements for which suppliers have received payment [member]
Carrying amount of financial liabilities
Financial liabilities	R$ 284,494	R$ 0	[1]

[1]	The Company applied transitional relief available under Supplier Finance Arrangements – Amendments to IAS7 and IFRS 7 and has not provided comparative information in the first year of adoption.